UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-2557

                     DREYFUS MONEY MARKET INSTRUMENTS, INC.
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6000


Date of fiscal year end:   December 31st

Date of reporting period:  June 30, 2003

                                  FORM N-CSR

ITEM 1.     REPORTS TO STOCKHOLDERS.

      Dreyfus
      Money Market
      Instruments, Inc.

      SEMIANNUAL REPORT June 30, 2003



      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY(TM)

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            11   Statement of Assets and Liabilities

                            12   Statement of Operations

                            13   Statement of Changes in Net Assets

                            14   Financial Highlights

                            16   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                           Dreyfus Money Market
                                                              Instruments, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Money Market Instruments, Inc. covers the six-month period from January 1, 2003, through June 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Thomas S. Riordan.

The first half of 2003 was a challenging year for money market funds. In its ongoing attempts to stimulate renewed economic growth, the Federal Reserve Board reduced a key short-term interest rate to just 1% in June, and yields of money market funds fell to historical lows. As a result, maintaining a steady stream of current income from investments in money market securities has become a challenge for many investors.

Nonetheless, we believe that it is important for investors to remember that money market funds have continued to achieve their objective of preserving shareholders' capital, although the preservation of capital is not guaranteed. For emergency reserves and money earmarked for near-term needs, we believe money market funds can play an important role in creating a diversified portfolio. However, if you seek to maximize current income from your long-term savings, your financial advisor may be able to recommend higher-yielding alternatives that are right for you in today's low interest-rate environment.

Thank you for your continued confidence and support.

Sincerely,


/S/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2003

2


DISCUSSION OF FUND PERFORMANCE

Thomas S. Riordan, Portfolio Manager

How did Dreyfus Money Market Instruments, Inc. perform during the period?

For the six-month period ended June 30, 2003, the fund produced annualized yields of 0.60% for its Money Market Series and 0.56% for its Government
Securities Series. Taking into account the effects of compounding, the fund produced annualized effective yields of 0.60% and 0.56% for its Money Market Series and Government Securities Series, respectively.(1)

The fund's modest returns are the result of declining interest rates in a persistently sluggish economy.

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal:

The   fund's  Money  Market  Series  invests  in  a  diversified  portfolio  of high-quality, short-term debt securities. These include securities issued or guaranteed as to principal and interest by the U.S. government or its agencies
or   instrumentalities,   certificates  of  deposit,  time  deposits,  bankers'
acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest and dollar-denominated obligations issued or guaranteed by foreign governments or any of their subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

                                                             The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

The fund's Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements with respect to these securities.

What other factors influenced the fund's performance?

When the reporting period began, the U.S. economy continued to struggle, as evidenced by the fourth quarter 2002 GDP annualized growth rate of just 1.4%. During the first quarter of 2003, the economy sent mixed signals, but hopes of a more robust economic rebound faded as mounting fears of war caused consumer confidence to fall to new lows. On the other hand, home sales rose, and manufacturing expanded modestly. For its part, the Federal Reserve Board (the "Fed") kept the federal funds rate unchanged at 1.25%.

In March, the Fed indicated that the uncertainty regarding the war with Iraq was so great that it could not adequately assess prevailing economic risks. However, as the conflict progressed toward a quick resolution, investors became more optimistic, and money market yields rose at the longer end of the curve.

After the war began winding down in April, investors' attention returned to the weak U.S. economy. The manufacturing sector contracted in April, and the unemployment rate rose to 6% . In addition, uncertainty remained as to the prospects for continued spending among consumers, as revised estimates of U.S. economic growth for the first quarter of 2003 came in at a relatively disappointing 1.4%.

In May, the economy showed signs of gradual improvement. A key purchasing index rose significantly, suggesting that the manufacturing sector may be improving, and consumer confidence rebounded to its highest levels in almost a year. These encouraging signs were supported by other potentially constructive factors, including gains in the stock market, low inflation, declining oil prices, rising productivity and pending tax cuts. However, at its meeting in early May, the Fed adopted a relatively cautious stance, saying economic risks were "weighted toward weakness for the foreseeable future."

4

In June, signs emerged of stronger consumer confidence, supported by strong existing and new home sales. In addition, the ISM Non-Manufacturing Index rose more than expected, spurring an improvement in market sentiment. On the other hand, the unemployment rate climbed to 6.4%, its highest level in nine years.

Most investors expected the Fed to reduce interest rates further at its meeting in late June. The Fed did not disappoint them, lowering the federal funds rate 25 basis points to 1%. However, because the Fed did not cut rates by 50 basis points as some investors had expected, money market yields rose in the wake of the Fed's announcement.

What is the fund's current strategy?

We remain cautious regarding the prospects for a quick pickup in economic growth. We believe that more solid evidence is required to support a sustainable rebound in economic activity among consumers and businesses.

Because it has made little sense to us to lock in today's low yields for an extended period, we have allowed the fund's weighted average maturity to shorten gradually. Of course, we are prepared to alter our current strategy should economic data necessitate a change.

July 15, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund 5

STATEMENT OF INVESTMENTS

June 30, 2003 (Unaudited)

MONEY MARKET SERIES



                                                                                            Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--19.4%                                             Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank

   1.04%, 7/28/2003                                                                          11,000,000               11,000,000

Bank of Nova Scotia (Yankee)

   1.85%, 10/8/2003                                                                          10,000,000                9,996,997

Citibank N.A.

   1.20%, 8/27/2003                                                                          10,000,000               10,000,000

WestLB AG (Yankee)

   1.30%, 7/1/2003                                                                            5,000,000  (a)           5,000,000

Wilmington Trust Co.

   1.53%, 11/18/2003                                                                         10,000,000                9,999,617

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
   (cost $45,996,614)                                                                                                 45,996,614
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--31.6%
------------------------------------------------------------------------------------------------------------------------------------

AIG Funding Inc.

   1.25%, 7/1/2003                                                                            7,000,000                7,000,000

Abbey National North America

   1.33%, 7/1/2003                                                                            7,000,000                7,000,000

Amstel Funding Corp.

   1.10%, 9/26/2003                                                                          10,000,000  (b)           9,973,417

Bank of Ireland

   1.06%, 12/8/2003                                                                          10,000,000                9,953,111

Deutsche Bank Financial LLC

   1.38%, 7/1/2003                                                                            7,000,000                7,000,000

FCAR Owner Trust

   1.24%, 7/18/2003                                                                          10,000,000                9,994,145

GE Capital International Funding, Inc.

   1.27%, 9/19/2003                                                                          10,000,000                9,972,000

Prudential Funding LLC

   1.30%, 7/1/2003                                                                            7,000,000                7,000,000

UBS Finance Delaware LLC

   1.31%, 7/1/2003                                                                            7,000,000                7,000,000

TOTAL COMMERCIAL PAPER
   (cost $74,892,673)                                                                                                 74,892,673

6

                                                                                            Principal
CORPORATE NOTES--12.6%                                                                     Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Beta Finance Inc.

   1.08%, 7/18/2003                                                                          10,000,000  (a,b)         9,999,965

Merrill Lynch & Co. Inc.

   1.16%, 1/15/2004                                                                          10,000,000  (a)          10,012,645

Paradigm Funding LLC

   1.28%, 10/31/2003                                                                         10,000,000  (a,b)        10,000,000

TOTAL CORPORATE NOTES
   (cost $30,012,610)                                                                                                 30,012,610
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.2%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

  1.24%, 1/28/2004
   (cost $10,000,000)                                                                        10,000,000  (c)          10,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--8.8%
------------------------------------------------------------------------------------------------------------------------------------

Bank One N.A.

   1.05%, 8/15/2003                                                                          10,000,000  (a)           9,999,630

National City Bank

   1.04%, 8/22/2003                                                                          11,000,000  (a)          10,999,922

TOTAL SHORT-TERM BANK NOTES
   (cost $20,999,552)                                                                                                 20,999,552
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--12.6%
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Banks, Notes

  1.05%--1.39%, 3/5/2004--7/14/2004
   (cost $30,000,000)                                                                        30,000,000               30,000,000
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--10.6%
------------------------------------------------------------------------------------------------------------------------------------

Fortis Bank (Grand Cayman)
   1.37%, 7/1/2003                                                                            7,000,000                7,000,000

Marshall & Ilsley Bank (Grand Cayman)
   1.12%, 7/1/2003                                                                            4,050,000                4,050,000

                                                                                                     The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                            Principal
TIME DEPOSITS (CONTINUED)                                                                  Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Rabobank Nederland (Grand Cayman)

   1.31%, 7/1/2003                                                                            7,000,000                7,000,000

Royal Bank of Canada (Grand Cayman)

   1.30%, 7/1/2003                                                                            7,000,000                7,000,000

TOTAL TIME DEPOSITS
   (cost $25,050,000)                                                                                                 25,050,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $236,951,449)                                                             99.8%              236,951,449

CASH AND RECEIVABLES (NET)                                                                          .2%                  412,040

NET ASSETS                                                                                       100.0%              237,363,489

(A)   VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)   SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
      OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
      REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30,
      2003, THESE SECURITIES AMOUNTED TO $29,973,382 OR 12.6% OF NET ASSETS.

(C)   THIS NOTE WAS ACQUIRED FOR INVESTMENT, NOT WITH THE INTENT TO DISTRIBUTE
      OR SELL. SECURITIES RESTRICTED AS TO PUBLIC RESALE. THIS SECURITY WAS
      ACQUIRED ON 5/27/2003 AT A COST OF $10,000,000. AT JUNE 30, 2003, THE
      AGGREGATE VALUE OF THIS SECURITY WAS $10,000,000 REPRESENTING 4.2% OF NET
      ASSETS AND IS VALUED AT AMORTIZED COST.



SEE NOTES TO FINANCIAL STATEMENTS.

8

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES

June 30, 2003 (Unaudited)



                                                                           Annualized
                                                                             Yield on
                                                                              Date of             Principal
U.S. TREASURY BILLS--24.5%                                               Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

   7/10/2003                                                                      .82            38,000,000           37,992,210

   12/26/2003                                                                     .93            35,000,000           34,839,058

TOTAL U.S. TREASURY BILLS

   (cost $72,831,268)                                                                                                 72,831,268
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--30.5%
------------------------------------------------------------------------------------------------------------------------------------

   2.75%, 9/30/2003                                                              1.30            30,000,000           30,104,678

   2.75%, 10/31/2003                                                             1.66            25,000,000           25,084,406

   3.625%, 3/31/2004                                                             1.22            35,000,000           35,612,030

TOTAL U.S. TREASURY NOTES
   (cost $90,801,114)                                                                                                 90,801,114
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--45.8%
------------------------------------------------------------------------------------------------------------------------------------

ABN AMRO North America, Inc.

  dated 6/30/2003, due 7/1/2003 in the

  amount of $30,000,900 (fully collateralized

  by $30,724,000 U.S. Treasury Bills,

   due 12/18/2003, value $30,600,674)                                            1.08            30,000,000            30,000,000

Barclays Capital, Inc.

  dated 6/30/2003, due 7/1/2003 in the

  amount of $4,976,124 (fully collateralized

  by $4,755,000 U.S. Treasury Notes

   7.25% due 5/15/2004, value $5,050,637)                                         .90             4,976,000             4,976,000

Bear Stearns & Co.

  dated 6/30/2003, due 7/1/2003 in the

  amount of $30,000,900 (fully collateralized

  by $30,400,000 U.S. Treasury Strip Bonds,

   due 8/15/2003, value $30,366,560)                                             1.08            30,000,000            30,000,000

CIBC World Markets PLC.

  dated 6/30/2003, due 7/1/2003 in the

  amount of $11,000,327 (fully collateralized

  by $11,189,000 U.S. Treasury Bills,

   due 12/11/2003, value $11,138,023)                                            1.07            11,000,000           11,000,000

Morgan Stanley Dean Witter & Co.

  dated 6/30/2003, due 7/1/2003 in the

  amount of $30,000,842 (fully collateralized

  by $30,280,000 U.S. Treasury Notes

   2.75%, due 10/31/2003, value $30,602,179)                                     1.01            30,000,000           30,000,000

                                                                                                                     The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                            Annualized
                                                                             Yield on
                                                                              Date of             Principal
REPURCHASE AGREEMENTS (CONTINUED)                                        Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UBS Warburg LLC

  dated 6/30/2003, due 7/1/2003 in the amount

  of $30,000,900 (fully collateralized by

   $30,754,000 U.S. Treasury Bills,

   due 12/26/2003, value $30,600,230)                                            1.08            30,000,000           30,000,000

TOTAL REPURCHASE AGREEMENTS
   (cost $135,976,000)                                                                                               135,976,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $299,608,382)                                                                100.8%          299,608,382

LIABILITIES, LESS CASH AND RECEIVABLES                                                                (.8%)          (2,490,602)

NET ASSETS                                                                                           100.0%          297,117,780




SEE NOTES TO FINANCIAL STATEMENTS.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)


                                                                                                      Money            Government
                                                                                                     Market            Securities
                                                                                                     Series                Series
------------------------------------------------------------------------------------------------------------------------------------
ASSETS ($):

Investments in securities, See Statement of Investments

   (including repurchase agreements of $135,976,000
   for the Government Securities Series)--Note 2(b)                                              236,951,449           299,608,382

Cash                                                                                                 185,915                   --

Interest receivable                                                                                  419,035               646,120

Prepaid expenses                                                                                      25,916                21,662

                                                                                                 237,582,315            300,276,164
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                                        148,349                176,207

Cash overdraft due to Custodian                                                                          --                  19,720

Payable for shares of Common Stock redeemed                                                            7,000              2,848,287

Accrued expenses                                                                                      63,477                114,170

                                                                                                     218,826              3,158,384
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                                   237,363,489            297,117,780
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                                                  237,405,552            297,120,598

Accumulated net realized gain (loss) on investments                                                  (42,063)                (2,818)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                                   237,363,489            297,117,780

NET ASSET VALUE PER SHARE

                                                                                                      Money              Government
                                                                                                     Market               Securities
                                                                                                     Series                   Series
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                                                  237,363,489              297,117,780

Shares Outstanding                                                                              237,389,052              297,120,598
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                                          1.00                     1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                      The Fund 11



STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (Unaudited)

                                                           Money   Government
                                                           Market   Securities
                                                           Series       Series
--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                         1,592,143    2,004,673

EXPENSES--NOTE 2(C):

Management fee--Note 3(a)                                 564,496      770,861

Shareholder servicing costs--Note 3(b)                    250,754      256,762

Custodian fees                                             28,964       28,892

Registration fees                                          22,489       17,921

Professional fees                                          21,029       20,937

Directors' fees and expenses--Note 3(c)                    11,627       16,061

Prospectus and shareholders' reports                        9,624       14,175

Miscellaneous                                               2,051        3,254

TOTAL EXPENSES                                            911,034    1,128,863

INVESTMENT INCOME--NET                                    681,109      875,810
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 2(B) ($)        347           --

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      681,456      875,810

SEE NOTES TO FINANCIAL STATEMENTS.

12

STATEMENT OF CHANGES IN NET ASSETS



                                                       Money Market Series                         Government Securities Series
                                       --------------------------------------------         ----------------------------------------

                                        Six Months Ended              Year Ended            Six Months Ended            Year Ended
                                           June 30, 2003             December 31,              June 30, 2003           December 31,
                                             (Unaudited)                    2002                  (Unaudited)                 2002
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                           681,109               3,266,749                     875,810             4,248,557

Net realized gain (loss)
   on investments                                    347                  (5,950)                         --                 --

NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS                               681,456               3,260,799                     875,810             4,248,557
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS
   FROM ($):

INVESTMENT INCOME--NET                         (681,109)             (3,266,749)                   (875,810)           (4,248,557)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS
   ($1.00 per share):

Net proceeds from
   shares sold                               108,703,652             304,771,595                 183,346,184          267,774,625

Dividends reinvested                             123,215                 882,464                     403,265            1,986,697

Cost of shares redeemed                     (115,030,866)           (279,739,314)               (205,264,451)        (277,058,510)

INCREASE (DECREASE) IN
NET ASSETS FROM CAPITAL
   STOCK TRANSACTIONS                        (6,203,999)              25,914,745                (21,515,002)           (7,297,188)

TOTAL INCREASE (DECREASE)
   IN NET ASSETS                             (6,203,652)              25,908,795                (21,515,002)           (7,297,188)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                          243,567,141              217,658,346                318,632,782           325,929,970

END OF PERIOD                                237,363,489              243,567,141                297,117,780           318,632,782

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                     The Fund 13



FINANCIAL HIGHLIGHTS
Money Market Series

The following tables describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.




                                          Six Months Ended                   Year Ended December 31,
                                             June 30, 2003      --------------------------------------------------------------------
                                               (Unaudited)          2002          2001           2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                 .003          .013          .037          .056           .044          .047

Distributions:

Dividends from investment
   income--net                                        (.003)        (.013)        (.037)        (.056)         (.044)        (.047)

Net asset value, end of period                        1.00          1.00          1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                       .60(a)       1.30          3.80          5.75           4.45          4.76
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .81(a)        .75           .74           .92            .94           .94

Ratio of net investment income

   to average net assets                               .60(a)       1.29          3.66          5.62           4.35          4.66
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     237,363       243,567       217,658       159,757        100,206       110,635

(A) ANNUALIZED.




SEE NOTES TO FINANCIAL STATEMENTS.

14

FINANCIAL HIGHLIGHTS

Government Securities Series




                                         Six Months Ended                       Year Ended December 31,
                                             June 30, 2003        ------------------------------------------------------------------
                                               (Unaudited)          2002          2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                 .003          .013          .035          .053           .042          .047

Distributions:

Dividends from investment
   income--net                                        (.003)        (.013)        (.035)        (.053)         (.042)        (.047)

Net asset value, end of period                        1.00          1.00          1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                       .56(a)       1.26          3.56          5.48           4.31          4.83
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .73(a)        .69           .70           .79            .75           .69

Ratio of net investment income

   to average net assets                               .57(a)       1.26          3.49          5.30           4.24          4.71
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     297,118       318,633       325,930       316,834        362,949       427,659

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                     The Fund 15



NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--GENERAL:

Dreyfus Money Market Instruments, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and operates as a series company issuing two classes of Common Stock: the Money Market Series and the Government Securities Series. The fund accounts separately for the assets, liabilities and operations of each series. The fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

16

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Money Market Series and Government Securities Series received net earnings credits of $575 and $612, respectively, during the period ended June 30, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) EXPENSES: Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, with respect to both series, are normally declared and paid annually, but each series may make distri-


                                                                The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

butions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

(E) FEDERAL INCOME TAXES: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a single entity for the purposes of determining such qualification.

Money Market Series has an unused capital loss carryover of $42,410 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2002. If not applied, $14,719 of the carryover expires in fiscal 2004, $3,878 expires in fiscal 2005, $6,557 expires in fiscal 2006, $1,333 expires in fiscal 2007, $9,973 expires in fiscal 2008 and $5,950 expires in fiscal 2010.

Government Securities Series has an unused capital loss carryover of $2,818 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2002. If not applied, the carryover expires in fiscal 2007.

The tax character of distributions for Money Market Series and Government Securities Series paid to shareholders during the fiscal periods ended December 31, 2002 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2003, the cost of investments of each series for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

18

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50 of 1% of the value of the average daily net assets of each series and is payable monthly.

(B) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of each series' average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2003, the Money Market Series and the Government Securities Series were charged $75,193 and $112,648, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2003, the Money Market Series and the Government Securities Series, were charged $22,981 and $45,285, respectively, pursuant to the transfer agency agreement.

(C) Each Board member also serves a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $40,000 and an attendance fee of $6,000 for each in-person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group in proportion to

                                                                The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

each fund's relative net assets. The chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

20

                 For More Information

                        Dreyfus
                        Money Market
                        Instruments, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                              008-060SA0603


ITEM 2.     CODE OF ETHICS.

                    Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

                    Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                    Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

                    Not applicable.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                    Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MONEY MARKET INSTRUMENTS, INC.

By:   /S/STEPHEN E. CANTER
      -----------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  September 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      -----------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  September 3, 2003

By:   /S/JAMES WINDELS
      -----------------------
      James Windels
      Chief Financial Officer

Date:  September 3, 2003


                                EXHIBIT INDEX

            (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

            (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)